Notes Payable - Schedule of Future Minimum Principal Payment Obligations Under the Notes Payable (Details) $ in Thousands	Mar. 31, 2025 USD ($)
Schedule of Future Minimum Principal Payment Obligations Under the Notes Payable [Abstract]
2026	$ 8,481
2027	332
2028	243
2029	213
2030	223
2030 onward	3,320
Total minimum debt payments	12,812
Less: Current portion of long-term debt	(8,481)
Long-term debt	$ 4,331